Investment Objectives and Goals	Jun. 28, 2026
Bright Rock Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Bright Rock Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bright Rock Mid Cap Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation.
Bright Rock Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Bright Rock Large Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bright Rock Large Cap Fund (the “Large Cap Fund” or the “Fund”) is long-term capital appreciation.